UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1735

FPA New Income, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA New Income, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2008

ITEM 1. Schedule of Investments.

FPA New Income, Inc.

Portfolio of Investments

June 30, 2008 (unaudited)

BONDS & DEBENTURES	Shares or Principal Amount	Value

U.S. AGENCIES SECURITIES — 28.6%
Federal Farm Credit Bank
— 4.875% 2008	$25,000,000	$25,100,000
— 5% 2008	43,000,000	43,352,170
— 5% 2010	20,000,000	20,098,000
— 5.15% 2008	25,000,000	25,108,250
— 5.25% 2009	49,630,000	50,416,635
— 5.5% 2008	25,000,000	25,004,250
— 5.55% 2012	17,440,000	17,953,957
— 5.85% 2016	14,539,000	14,816,695
Federal Agricultural Mortgage Corporation
— 4.25% 2008	23,424,000	23,436,415
— 4.875% 2011†	19,610,000	20,259,287
— 5.5% 2011†	19,600,000	20,669,376
Federal Home Loan Bank
— 3.5% 2009	15,000,000	15,053,250
— 4.75% 2009	75,000,000	75,785,250
— 5.25% 2009	135,780,000	138,074,682
— 5.3% 2011	17,000,000	17,244,120
Tennessee Valley Housing Authority — 5.375% 2008	51,512,000	51,811,285
TOTAL U.S. AGENCIES SECURITIES		$584,183,622
MORTGAGE-BACKED SECURITIES — 23.1%
BOAA 2003-6 CL 1NC2 — 8% 2033	$1,498,154	$1,478,004
Chase MTG 2003-S14 CL 2A4 — 7.5% 2034	11,115,375	11,447,280
CWHL 2002-36 CL A20 — 5% 2033	140,976	140,673
Federal Home Loan Mortgage Corporation
1534 CL IA — 3.21% 2023 (floating)	449,713	454,952
1552 CL I — 3.2% 2023 (floating)	709,690	718,036
1669 CL HA — 3.36% 2023 (floating)	646,614	647,073
1671 CL HA — 3.36% 2024 (floating)	3,347,711	3,368,768
1673 CL HB — 3.36% 2024 (floating)	1,000,000	1,025,740
3080 CL MA — 5% 2018	22,643,507	22,878,547
2780 CL MA — 5% 2030	17,893,249	18,005,261
3003 CL KH — 5% 2034	10,328,745	10,389,581
2792 CL PB — 5.5% 2027	18,536,319	18,791,008
2796 CL BA — 5.5% 2029	4,917,003	4,965,190
2805 CL AB — 5.5% 2030	4,639,103	4,699,968
2542 CL PG — 5.5% 2031	31,305,000	31,621,494
3241 CL DA — 5.5% 2034	16,399,418	16,588,175
3283 CL PA — 5.5% 2036	23,495,019	23,737,253
3316 CL JP — 5.9% 2031	18,032,260	18,394,889
1804 CL C — 6% 2008	153,213	153,320
3152 CL DB — 6% 2030	23,067,000	23,585,085
1591 CL PV — 6.25% 2023	4,427,362	4,549,469
3164 CL QV — 6.5% 2017	15,817,602	16,529,552
2438 CL MF — 6.5% 2031	2,963,115	2,984,035
2198 CL PS — 7% 2029	8,970,088	9,489,635
3389 CL HT — 7% 2037	19,898,404	21,062,262
2543 CL AD — 8.5% 2016	27,650	27,969
2519 CL ED — 8.5% 2030	363,549	396,672
2626 CL QM — 9% 2018	2,060,065	2,268,338
Federal National Mortgage Association
2003-35 CL MG — 4.5% 2015	19,248,275	19,296,588
2003-102 CL EA — 5.5% 2032	1,950,707	1,963,757
2007-42 CL YA — 5.5% 2036	20,093,650	20,276,904
2003-12 CL AC — 6% 2016	125,675	127,061

1999-24 CL BC — 6% 2029	1,399,705	1,421,064
2006-61 CL LU — 6% 2013	8,003,256	8,217,103
2006-66 CL VP — 6% 2015	15,995,366	16,284,722
2005-112 CL NB — 6% 2030	17,960,234	18,340,991
2006-80 CL PD — 6% 2030	15,764,000	16,087,477
2006-69 CL PB — 6% 2032	7,835,000	8,055,712
2007-16 CL AB — 6% 2035	25,197,846	25,692,732
1995-13 CL C — 6.5% 2008	8,901	8,910
2003-59 CL NP — 6.5% 2017	2,005,102	2,094,951
2006-74 CL DA — 6.5% 2034	13,278,449	13,559,288
319-18 — 8% 2032	774,180	835,023
2004-W6 — 8% 2034	6,636,227	6,790,917
Government National Mortgage Association II
2008-48 CL A — 3.725% 2029	23,080,000	22,598,782
1999-47 CL Z — 7.5% 2029	1,853,858	1,961,919
JP Morgan MTG Trust 2003-A2 — 4% 2033	454,545	435,900
Wells Fargo Mortgage Backed Securities Tr. 2005-2 CL 1A2 — 8% 2035	16,106,800	17,029,075
TOTAL MORTGAGE-BACKED SECURITIES		$471,477,105
MORTGAGE PASS-THROUGH SECURITIES — 15.9%
Federal Home Loan Mortgage Corporation
— 3.5% 2008	$2,224,184	$2,221,204
— 3.5% 2008	2,560,405	2,557,051
— 5.879% 2036	24,488,041	25,038,042
— 5.937% 2037	14,655,780	14,988,759
— 6% 2016	8,669,626	8,916,884
— 6% 2016	1,556,337	1,593,860
— 6% 2016	2,682,645	2,757,920
— 6% 2016	3,896,899	3,997,712
— 6% 2016	2,988,959	3,058,004
— 6% 2016	949,793	976,786
— 6% 2016	836,514	860,263
— 6% 2016	1,660,409	1,707,897
— 6% 2017	4,494,923	4,603,296
— 6% 2017	1,114,567	1,146,856
— 6% 2017	10,650,551	10,908,614
— 6% 2017	2,005,294	2,053,441
— 6% 2017	1,405,848	1,447,560
— 6% 2017	1,302,824	1,341,283
— 6% 2017	2,262,871	2,330,146
— 6% 2017	7,177,607	7,354,176
— 6% 2017	2,362,992	2,417,152
— 6.5% 2034	2,227,018	2,299,129
— 6.5% 2036	4,016,879	4,139,514
— 6.5% 2036	9,617,396	9,896,589
— 6.5% 2036	1,274,574	1,311,486
— 6.5% 2037	923,640	950,315
Federal National Mortgage Association
— 5.5% 2014	7,484,555	7,599,892
— 5.5% 2014	2,483,546	2,520,203
— 5.937% 2036	13,779,011	14,138,505
— 6% 2011	876,494	890,299
— 6% 2012	4,604,715	4,688,751
— 6% 2016	4,653,075	4,775,590
— 6% 2016	888,726	916,508
— 6% 2016	1,948,758	2,001,452
— 6% 2016	14,029,309	14,410,345
— 6% 2017	14,149,707	14,536,277
— 6% 2017	1,622,299	1,666,815
— 6% 2017	4,562,770	4,688,246
— 6% 2017	8,951,142	9,197,388
— 6% 2017	1,292,136	1,327,541

— 6% 2017	1,506,726	1,548,417
— 6% 2017	2,107,426	2,166,434
— 6% 2017	3,621,851	3,723,480
— 6% 2017	270,297	277,946
— 6% 2017	7,435,224	7,644,749
— 6% 2017	15,686,349	16,132,782
— 6.5% 2035	1,401,210	1,442,476
— 6.5% 2035	2,974,801	3,060,237
— 6.5% 2035	4,543,963	4,674,466
— 6.5% 2035	3,347,750	3,443,897
— 6.5% 2035	3,032,551	3,119,403
— 6.5% 2035	7,190,217	7,396,145
— 6.5% 2036	10,334,310	10,630,285
— 6.5% 2036	1,451,611	1,493,185
— 6.5% 2036	5,971,069	6,141,662
— 6.5% 2036	5,091,014	5,236,057
— 6.5% 2036	8,507,769	8,750,836
— 6.5% 2036	647,184	666,845
— 6.5% 2036	534,933	546,627
— 6.5% 2036	857,678	876,427
— 6.5% 2036	1,494,998	1,527,439
— 6.5% 2036	1,248,665	1,275,761
— 6.5% 2036	2,524,281	2,578,881
— 6.5% 2037	2,178,501	2,225,273
— 6.5% 2037	1,611,215	1,645,550
— 6.5% 2037	3,618,228	3,694,754
— 7.5% 2028	1,044,718	1,113,732
Government National Mortgage Association
— 6% 2023	16,737,634	17,299,014
TOTAL MORTGAGE PASS-THROUGH SECURITIES		$324,564,511
DERIVATIVE SECURITIES — 3.2%
INTEREST ONLY SECURITIES
Federal Home Loan Mortgage Corporation
2558 CL JW — 5.5% 2022	$12,921,701	$1,583,813
217 — 6.5% 2032	2,091,332	535,486
Federal National Mortgage Association
2003-64 CL XI — 5% 2033	12,905,667	2,008,122
323 CL 1 — 5.5% 2032	2,998,914	598,523
1994-17 CL JB — 6.5% 2009	41,238	524
Government National Mortgage Association
2005-9 — 0.73918% 2045 (Floating)	30,867,086	1,283,145
2006-5 — 0.78464% 2046 (Floating)	31,093,100	1,491,847
2006-15 — 0.82668% 2046 (Floating)	31,120,379	1,434,961
2007-15 — 0.8467% 2047 (Floating)	57,038,423	3,370,400
2006-55 — 0.90717% 2046 (Floating)	94,002,491	4,937,951
2005-50 — 0.92911% 2045 (Floating)	2,479,309	123,717
2007-4 — 0.94698% 2047 (Floating)	58,431,231	3,449,780
2002-56 — 0.95394% 2042 (Floating)	1,496,932	37,633
2007-34 — 0.95629% 2047 (Floating)	62,090,942	3,722,973
2006-67 — 1.03526% 2046 (Floating)	79,720,177	4,544,847
2008-48 — 1.04059% 2048 (Floating)	171,520,277	9,152,215
2007-77 — 1.06564% 2047 (Floating)	62,417,988	3,816,236
2007-55 — 1.08104% 2047 (Floating)	62,238,636	3,839,501
2008-45 — 1.16513% 2048 (Floating)	168,499,863	9,826,912
2008-8 — 1.21084% 2048 (Floating)	59,060,270	3,623,938
2008-24 — 1.2375% 2047 (Floating)	78,046,644	4,973,913
PRINCIPAL ONLY SECURITY
Federal Home Loan Mortgage Corporation
217 — 6.5% 2032	2,091,332	1,618,586

TOTAL DERIVATIVE SECURITIES		$65,975,023
U.S. TREASURY SECURITIES — 2.9%
U.S. Treasury Inflation-Indexed Notes — 2.375% 2011	$19,477,620	$20,646,277
U.S. Treasury Notes — 4.125% 2008	20,000,000	20,056,250
U.S. Treasury Notes — 4.75% 2012	17,500,000	18,511,719
TOTAL U.S. TREASURY SECURITIES		$59,214,246
CORPORATE BONDS & DEBENTURES — 1.4%
Bayerische Landesbank — 1.88% 2009 (floating)†	$21,000,000	$20,840,820
Qwest Communications International, Inc. — 6.17563% 2009 (floating)	8,015,000	8,004,981
TOTAL CORPORATE BONDS & DEBENTURES		$28,845,801

TOTAL INVESTMENT SECURITIES — 75.1% (Cost $1,522,078,121)		$1,534,260,308
SHORT-TERM INVESTMENTS — 24.6% (Cost $502,200,041)
Federal Farm Credit Bank Discount Note — 2% 07/01/08	$74,491,000	$74,491,000
ChevronTexaco Funding Corporation — 2.1% 07/02/08	43,000,000	42,997,492
Federal Farm Credit Bank Discount Note — 2.05% 07/07/08	69,643,000	69,619,205
Toyota Motor Credit Corporation — 2.2% 07/08/08	41,983,000	41,965,041
Wells Fargo & Company — 2.15% 07/11/08	48,922,000	48,892,783
General Electric Capital Services, Inc. — 2.31% 07/21/08	46,178,000	46,118,738
Federal Home Loan Bank Discount Note — 2.22% 07/23/08	50,000,000	49,932,167
Toyota Motor Credit Corporation — 2.22% 07/23/08	40,000,000	39,945,733
Federal Home Loan Bank Discount Note — 2.2% 07/25/08	50,000,000	49,926,667
General Electric Capital Services, Inc. — 2.22% 07/25/08	38,368,000	38,311,215
TOTAL SHORT-TERM INVESTMENTS		$502,200,041

TOTAL INVESTMENTS — 99.7% (Cost $2,024,278,162) — NOTE 2		$2,036,460,349
Other assets and liabilities, net — 0.3%		6,959,058
TOTAL NET ASSETS — 100.0%		$2,043,419,407

†  Restricted security purchased without registration under the Securities Act of 1933 pursuant to Rule 144A, which generally may be resold only to certain institutional investors prior to registration. The Federal Agricultural Mortgage Corporation 4.875% note due 2011, the Federal Agricultural Mortgage Corporation 5.5% due 2011 and the Bayerische Landesbank 1.88% note due 2009 constituted 3.0% of total net assets at June 30, 2008.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, on October 1, 2007. FAS 157 requires the Fund to classify its assets based on valuation method, using three levels. Level 1 investment securities are valued based on quoted market prices in active markets for identical assets. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Level 3 investment securities are valued using significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of June 30, 2008:

Level 1 – Quoted Prices	$59,214,246
Level 2 – Other significant observable inputs**	1,977,246,103
Level 3 – Significant unobservable inputs	—
Total investments	$2,036,460,349

** Includes $502,200,041 of short-term investments with maturities of 60 days or less that are valued at amortized cost.

NOTE 2 — Federal Income Tax

The aggregate cost of investment securities was $2,022,534,994 for Federal income tax purposes. Net unrealized appreciation consists of:
Gross unrealized appreciation:	$18,783,083
Gross unrealized depreciation:	(4,857,728)
Net unrealized appreciation:	$13,925,355

ITEM 2. CONTROLS AND PROCEDURES.

(a)           The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)           There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)           Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA NEW INCOME, INC.

By:	/s/ ROBERT L. RODRIGUEZ
Robert L. Rodriguez, President
(Principal Executive Officer)

Date:	August 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

FPA NEW INCOME, INC.

By:	/s/ ROBERT L. RODRIGUEZ
Robert L. Rodriguez, President
(Principal Executive Officer)

Date:	August 29, 2008

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date:	August 29, 2008